Related Party (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Balances of Related Party Group

(b) The Group had the following related party balances as of December 31, 2012 and 2013:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Amounts due from related parties:
Shenzhen Bozhi Consulting Co. Ltd.	187,266	—	—
Delite Limited	976	—	—

	188,242	—	—

Amount due to a related party:
Delite Limited	8,520	—	—

	8,520	—	—